RELATED PARTY TRANSACTIONS - Schedule of Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2025
Related Party Transaction [Line Items]
Accounts payable	$ 13,400
Accrued liabilities		$ 10,100
Galaxy Digital Holdings, LP
Related Party Transaction [Line Items]
Accounts payable	6,910	2,569		$ 3,713
Galaxy Digital Holdings, LP | Related Party
Related Party Transaction [Line Items]
Total	41,686	45,840	$ 31,185
Galaxy Digital Holdings, LP | Related Party | Base compensation and accrued bonuses
Related Party Transaction [Line Items]
Total	16,780	12,957	6,733
Galaxy Digital Holdings, LP | Related Party | Benefits
Related Party Transaction [Line Items]
Total	340	359	400
Galaxy Digital Holdings, LP | Related Party | Equity based compensation
Related Party Transaction [Line Items]
Total	$ 24,566	$ 32,524	$ 24,052